owners' equity	6 Months Ended
Jun. 30, 2024
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

	June 30,		December 31,
As at	2024		2023
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at June 30, 2024, approximately 105 million Common Shares were reserved for issuance from Treasury under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 46 million Common Shares were reserved for issuance from Treasury under a restricted share unit plan (see Note 14(b)); and approximately 12 million Common Shares were reserved for issuance from Treasury under a share option plan (see Note 14(d)).

(b)Subsidiary with significant non-controlling interest

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations, with its principal places of business located in Asia, Central America, Europe and North America.

Changes in our economic and voting interests during the six-month periods ended June 30, 2024 and 2023, and which are included in the Consolidated statement of changes in owners’ equity, are set out in the following table.

	Economic interest [1]		Voting interest [1]
	2024	2023	2024	2023
Interest in TELUS International (Cda) Inc., beginning of period	56.0%	56.6%	85.4%	72.4%
Effect of
Issue of TELUS International (Cda) Inc. subordinate voting shares as consideration in business acquisition	—	(1.4)	—	(0.2)
TELUS Corporation acquisition of shares from non-controlling interests [2]	—	0.9	—	1.2
Share-based compensation and other	(0.2)	—	—	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	1.3	—
Interest in TELUS International (Cda) Inc., end of period	55.8%	56.1%	86.7%	73.4%

1	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests differ.
2	Acquisition of shares from non-controlling interests of $NIL (2023 – $57 million), of which $NIL (2023 – $32 million) was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.

Summarized financial information

Summarized financial information of our TELUS International (Cda) Inc. subsidiary is set out in the accompanying table.

	June 30,	June 30,	December 31,
As at, or for the periods ended, ($ in millions) [1]	2024	2023	2023
Statement of financial position [1]
Current assets	$1,265		$1,122
Non-current assets	$5,424		$5,395
Current liabilities	$1,172		$990
Non-current liabilities	$2,702		$2,829
Statement of income and other comprehensive income
THREE-MONTH
Revenue and other income	$936	$896
Net income (loss)	$(5)	$(8)
Comprehensive income (loss)	$19	$(67)
SIX-MONTH
Revenue and other income	$1,860	$1,824
Net income	$33	$10
Comprehensive income (loss)	$102	$(31)
Statement of cash flows
THREE-MONTH
Cash provided by operating activities	$125	$78
Cash used by investing activities	$(38)	$(34)
Cash provided (used) by financing activities	$(88)	$(43)
SIX-MONTH
Cash provided by operating activities	$250	$143
Cash used by investing activities	$(72)	$(1,203)
Cash provided (used) by financing activities	$(143)	$1,082

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.